Entity Level Disclosures (Details) - Schedule of revenues by geographical area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	$ 531	$ 273	$ 436
USA [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	418	138	315
United Kingdom [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	41	36	24
Germany [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area		28	44
Switzerland [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area			3
South Korea [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area			7
Italy [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area			9
Israel [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	45	31	12
Other [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	$ 27	$ 40	$ 22